Cover	Sep. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2022
Entity File Number	000-16335
Entity Registrant Name	RIDGEFIELD ACQUISITION CORP.
Entity Central Index Key	0000812152
Entity Tax Identification Number	84-0922701
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3250 Retail Drive
Entity Address, Address Line Two	Suite 120 - 518
Entity Address, City or Town	Carson City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89706-0686
City Area Code	805
Local Phone Number	484-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false